Intangible Assets, Net (Details) - Schedule of estimated future amortization expense - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Estimated Future Amortization Expense Abstract
2023	$ 11,126
2024	11,126
2025	1,711
2026
2027
Thereafter
Total	$ 23,963	$ 36,031